Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 146,002,500.00
Total Fee Amount	20,162.95
Total Offset Amount	0.00
Net Fee	$ 20,162.95
Offering Table N/A
Offset Table N/A	N/A